Equity (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 07, 2022	Mar. 07, 2022	Aug. 31, 2022	Jun. 21, 2022	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Equity (Details) [Line Items]
Reverse split, description	200:1	200
Fair value of warrants (in Dollars)					$ 150,000
Fractional Shares [Member]
Equity (Details) [Line Items]
Reverse split, description							200:1
Cancellation of common stock							241,303
Warrants [Member]
Equity (Details) [Line Items]
Share issued			1,000,000	600,000			600,000
Exercise price (in Dollars per share)								$ 0.5
Exercise price (in Dollars per share)			$ 0.01				$ 0.5
Equity [Member]
Equity (Details) [Line Items]
Reverse split, description		1:200
Preferred Series F Stock [Member]
Equity (Details) [Line Items]
Share issued							11,414
Preferred Series E Stock [Member]
Equity (Details) [Line Items]
Number of common stock shares							500,000
Preferred Series G Stock [Member]
Equity (Details) [Line Items]
Share issued							51
Structured Loan [Member]
Equity (Details) [Line Items]
Share issued							1,812,500
Common Stock for Services [member]
Equity (Details) [Line Items]
Share issued							73,517
Equity Purchase Agreement [Member]
Equity (Details) [Line Items]
Share issued						450,000	1,125,000
Share issued value (in Dollars)						$ 1,091,000		$ 13,601,329
Investor [Member]
Equity (Details) [Line Items]
Share issued					36,500		600,000
Professional Consulting Services [Member]
Equity (Details) [Line Items]
Share issued					1,070,922	12,500		529,000
Share issued value (in Dollars)					$ 188,128	$ 32,750		$ 2,778,550
Common Stock Debt Reduction [Member]
Equity (Details) [Line Items]
Share issued								6,914,064
Share issued value (in Dollars)								$ 13,031,235
Warrant holders [Member]
Equity (Details) [Line Items]
Share issued								1,248,961
Equity Purchase Agreement [Member]
Equity (Details) [Line Items]
Share issued								3,279,693
Line of Credit [Member]
Equity (Details) [Line Items]
Share issued								250,000
Classroom Technology Solutions, Inc. [Member]
Equity (Details) [Line Items]
Share issued								50,000
Share issued value (in Dollars)								$ 151,000
Commitment Fees Under Note Payable [Member]
Equity (Details) [Line Items]
Share issued					800,000
Share issued value (in Dollars)					$ 144,800
Charitable Donation [Member]
Equity (Details) [Line Items]
Share issued					350,000
Share issued value (in Dollars)					$ 52,500
Purchase Agreement [Member]
Equity (Details) [Line Items]
Share issued							500,000